Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2015
Additional information: condensed financial statements of the Company [Abstract]
Additional information: condensed financial statements of the Company
30.	Additional information: condensed financial statements of the Company

Regulation S-X require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries, VIE and VIE's subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2015.

Condensed balance sheets

(In thousands)	December 31, 2014	December 31, 2015
Assets
Current assets:
Cash and cash equivalents	309,457	292,175
Due from subsidiaries and consolidated VIEs	67,397	92,864
Prepayments and other current assets	6,709	1,090
Total current assets	383,563	386,129
Non-current assets:
Intangible assets, net	394	—
Investments in subsidiaries and consolidated VIEs	82,360	68,481
Total assets	466,317	454,610
Liabilities
Current liabilities:
Accounts payable	101	101
Deferred revenue and income, current portion	211	211
Accrued liabilities and other payables	2,328	1,735
Total current liabilities	2,640	2,047
Non-current liabilities:
Deferred revenue and income, non-current	842	632
Warrants liabilities	—	—
Due to related parties, non-current portion	4,137	4,337
Other long-term payable	807	845
Total liabilities	8,426	7,861
Commitments and contingencies
Shareholders' equity
Common shares	82	85
Treasury shares 30,274,602 shares as at December 31, 2014 and 29,558,094 shares as at December 31, 2015	7	7
Other shareholders' equity	457,802	446,657
Total Xunlei Limited's shareholders' equity	457,891	446,749
Total liabilities, mezzanine equity and shareholders' equity	466,317	454,610

Condensed statements of operations

	Years ended December 31,
(In thousands)	2013	2014	2015
Revenues	—	—	—
Cost of revenues	(2,264)	(1,673)	(131)
Gross profit	(2,264)	(1,673)	(131)
Operating expenses
Research and development expenses	—	—	—
Sales and marketing expenses	(241)	—	—
General and administrative expenses	(972)	(996)	(1,314)
Total operating expenses	(1,213)	(996)	(1,314)
Operating loss	(3,477)	(2,669)	(1,445)
Interest income	706	6,171	5,318
Interest expense	—	(163)	(239)
Other income, net	1,651	7,602	(3,261)
Income / (loss) from subsidiaries and consolidated VIEs	11,782	(129)	(13,540)
Income / (loss) before income tax	10,662	10,812	(13,167)
Income tax	—	—	—
Net income / (loss)	10,662	10,812	(13,167)
Net income attributable to the non-controlling interest	—	—	—
Net income / (loss) attributable to Xunlei Limited's common shareholders	10,662	10,812	(13,167)

Condensed statement of cash flows

	Years ended December 31,
(In thousands)	2013	2014	2015
Cash flows from operating activities
Net cash generated from/(used in) operating activities	4,708	(41,485)	(26,069)
Cash flows from investing activities
Net cash used in investing activities	(3,843)	(10,333)	3,812
Cash flows from financing activities
Net cash generated from/(used in) financing activities	(2,242)	332,412	4,975
Net (decrease) / increase in cash and cash equivalents	(1,377)	280,594	(17,282)
Cash and cash equivalents at beginning of year	30,240	28,863	309,457
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	28,863	309,457	292,175